UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number:  811-8461

                             GRAND PRIX FUNDS, INC.
               (Exact name of registrant as specified in charter)

                            WILTON EXECUTIVE CAMPUS
                            15 RIVER ROAD, SUITE 220
                           WILTON, CONNECTICUT 06897
              (Address of principal executive offices) (Zip code)

                                 ROBERT ZUCCARO
                             TARGET INVESTORS, INC.
                            WILTON EXECUTIVE CAMPUS
                            15 RIVER ROAD, SUITE 220
                           WILTON, CONNECTICUT 06897
                    (Name and address of agent for service)

                                  203-761-9600
               Registrant's telephone number, including area code

Date of fiscal year end:  OCTOBER 31, 2005

Date of reporting period:  OCTOBER 31,2005

ITEM 1. REPORTS TO STOCKHOLDERS.
--------------------------------

                             (GRAND PRIX FUND LOGO)

                                A  N  N  U  A  L
                                R  E  P  O  R  T

                                OCTOBER 31, 2005

GRAND PRIX FUND

                                                                   December 2005

Dear Fellow Shareholder:

It is with regret that I write my final shareholder letter. Grand Prix Fund got off to a sensational start in 1998 and 1999 before the bear market took hold. Assets rose to more than $600 million within its first three years of operation. The bear market that commenced in early 2000 was one of the most severe ever.
It took a toll on the Fund as assets dwindled and the shareholder base shrunk. Fund performance has fallen well behind the S&P 500 benchmark in recent years.

Current assets of the Fund are about $12 million making the Fund uneconomical because of minimum annual fees levied by our service providers. This means that shareholders are paying much higher than normal expenses to participate in this Fund.

Securities will be liquidated and turned into cash by the end of December. Therefore, shareholders can redeem or receive a cash distribution when the Fund is liquidated.

Sincerely,

/s/Robert Zuccaro

Robert Zuccaro
President

GRAND PRIX FUND

                                    CLASS A

                Grand Prix Fund -        Grand Prix Fund -
    Date       Class A Shares (NAV)    Class A Shares (Load)    S&P 500 Index
    ----       --------------------    ---------------------    -------------
   12/31/97          $10,000                   $9,479               $10,000
   10/31/98          $14,420                  $13,668               $11,463
   10/31/99          $33,384                  $31,644               $14,405
 10/31/2000          $41,609                  $39,440               $15,282
 10/31/2001          $14,686                  $13,921               $11,476
 10/31/2002           $9,309                   $8,824                $9,743
 10/31/2003          $11,197                  $10,613               $11,769
 10/31/2004           $8,281                   $7,849               $12,878
 10/31/2005           $8,281                   $7,849               $14,001

                     For the period ended October 31, 2005

                                 Year           Five        Annualized
                                Ended           Year          Since
                               10/31/05      Annualized     Inception
                               --------      ----------     ---------
  Grand Prix
    Fund - Class A
    Shares (NAV)                0.00%         (27.59)%       (2.38)%
  Grand Prix
    Fund - Class A
    Shares (Load)              (5.20)%        (28.37)%       (3.04)%
  S&P 500 Index                 8.72%          (1.74)%        4.39%

                                    CLASS C

                Grand Prix Fund -        Grand Prix Fund -
    Date       Class C Shares (NAV)    Class C Shares (Load)    S&P 500 Index
    ----       --------------------    ---------------------    -------------
     8/5/99          $10,000                   $9,899               $10,000
   10/31/99          $13,708                  $13,569               $10,405
  4/30/2000          $25,557                  $25,298               $11,154
 10/31/2000          $16,987                  $16,815               $11,039
  4/30/2001           $8,874                   $8,785                $9,707
 10/31/2001           $5,951                   $5,890                $8,290
  4/30/2002           $5,017                   $4,966                $8,481
 10/31/2002           $3,744                   $3,706                $7,037
  4/30/2003           $3,479                   $3,444                $7,353
 10/31/2003           $4,472                   $4,426                $8,501
  4/30/2004           $3,346                   $3,312                $9,035
 10/31/2004           $3,282                   $3,249                $9,302
  4/30/2005           $2,919                   $2,889                $9,607
 10/31/2005           $3,258                   $3,225               $10,113

                     For the period ended October 31, 2005

                                 Year           Five        Annualized
                                Ended           Year          Since
                               10/31/05      Annualized     Inception
                               --------      ----------     ---------
  Grand Prix
    Fund - Class C
    Shares (NAV)               (0.75)%        (28.13)%       (16.45)%
  Grand Prix
    Fund - Class C
    Shares (Load)              (1.78)%        (28.27)%       (16.59)%
  S&P 500 Index                 8.72%          (1.74)%         0.18%

These charts assume an initial gross investment of $10,000 made on 12/31/97 and 8/05/99 (since inception) for the Class A Shares and Class C Shares, respectively, and the Standard & Poor's 500 Index (S&P 500) on each date. The S&P 500 Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. Past performance does not guarantee future results. Performance figures include reinvested dividends and capital gains. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the quoted performance. To obtain performance data current to the most recent month end, please call 1-800-307-4480.

GRAND PRIX FUND
SECTOR ALLOCATION OF PORTFOLIO HOLDINGS (UNAUDITED)

Percentages represent sector weightings as a percentage of market value.

Aerospace                                         5.23%
Biotechnology                                     5.61%
Consumer Finance                                  6.12%
Distributors                                      3.28%
Diversified Metals & Mining                       4.94%
Electronic Manufacturing Services                 5.11%
Health Care Equipment                             8.91%
Integrated Oil & Gas                              4.88%
Oil & Gas Equipment & Services                   20.59%
Oil & Gas Exploration & Production               19.27%
Semiconductors                                   10.23%
Systems Software                                  5.83%

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-888-SEC-0330.

ADDITIONAL INFORMATION ON FUND EXPENSES (UNAUDITED)

FOR THE SIX MONTHS ENDED OCTOBER 31, 2005

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; interest expense and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (5/1/05 - 10/31/05).

ACTUAL EXPENSES

The first line of the table below provides information about account values based on actual returns and actual expenses. In addition to the Fund's sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently the Fund's transfer agent charges a $15.00 fee. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

GRAND PRIX FUND - CLASS A

                                                              Expenses Paid
                            Beginning        Ending         During the Period
                           Value 5/1/05  Value 10/31/05  5/1/05 - 10/31/05*<F1>
                           ------------  --------------  ----------------------
Actual                      $1,000.00       $1,121.40            $23.47
Hypothetical (5% annual
  return before expenses)   $1,000.00       $1,003.08            $22.16

*<F1> Expenses are equal to the Fund's annualized expense ratio of 4.39% multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period). The annualized expense ratio includes interest expense of 0.61%. Excluding interest expense the Fund's annualized expense ratio would have been 3.78%.

GRAND PRIX FUND - CLASS C

                                                              Expenses Paid
                            Beginning        Ending         During the Period
                           Value 5/1/05  Value 10/31/05  5/1/05 - 10/31/05*<F2>
                           ------------  --------------  ----------------------
Actual                      $1,000.00       $1,116.20            $27.42
Hypothetical (5% annual
  return before expenses)   $1,000.00       $  999.29            $25.90

*<F2> Expenses are equal to the Fund's annualized expense ratio of 5.14% multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period). The annualized expense ratio includes interest expense of 0.61%. Excluding interest expense, the Fund's annualized expense ratio would have been 4.53%.

GRAND PRIX FUND
STATEMENT OF ASSETS AND LIABILITIES - OCTOBER 31, 2005

ASSETS:
   Investments, at value (cost $10,968,912)                       $ 11,460,665
   Receivable for investments sold                                     533,516
   Receivable for capital shares sold                                      269
   Other assets                                                         21,123
                                                                  ------------
   Total Assets                                                     12,015,573
                                                                  ------------

LIABILITIES:
   Payable for capital shares redeemed                                  40,273
   Payable to Advisor                                                    9,812
   Loan payable                                                        305,000
   Accrued expenses and other liabilities                              126,049
                                                                  ------------
   Total Liabilities                                                   481,134
                                                                  ------------
NET ASSETS                                                        $ 11,534,439
                                                                  ------------
                                                                  ------------

NET ASSETS CONSIST OF:
   Capital stock                                                  $267,978,430
   Accumulated net realized loss on investments sold              (256,935,744)
   Net unrealized appreciation on investments                          491,753
                                                                  ------------
   Total Net Assets                                               $ 11,534,439
                                                                  ------------
                                                                  ------------

CLASS A SHARES:
   Net assets                                                     $  8,710,389
   Shares of beneficial interest outstanding
     (500,000,000 shares of $0.01 par value authorized)              1,257,485
   Net asset value and redemption price per share                 $       6.93
                                                                  ------------
                                                                  ------------
   Maximum offering price per share (100/94.75 of $6.93)          $       7.31
                                                                  ------------
                                                                  ------------

CLASS C SHARES:
   Net assets                                                     $  2,824,050
   Shares of beneficial interest outstanding
     (500,000,000 shares of $0.01 par value authorized)                425,979
   Net asset value and redemption price per share                 $       6.63
                                                                  ------------
                                                                  ------------
   Maximum offering price per share (100/99 of $6.63)             $       6.70
                                                                  ------------
                                                                  ------------

                     See notes to the financial statements.

GRAND PRIX FUND
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED OCTOBER 31, 2005

INVESTMENT INCOME:
   Dividend income (net of foreign withholding taxes of $435)      $    76,063
   Interest income                                                         285
                                                                   -----------
   Total investment income                                              76,348
                                                                   -----------

EXPENSES:
   Investment advisory fee                                             176,121
   Administration fee                                                   48,480
   Shareholder servicing and accounting costs                          174,023
   Custody fees                                                         12,700
   Federal and state registration                                       26,525
   Professional fees                                                    50,979
   Reports to shareholders                                              29,152
   Directors' fees and expenses                                          5,110
   Distribution expense - Class A shares (Note 8)                       34,874
   Distribution expense - Class C shares (Note 8)                       36,626
   Other expense                                                        17,280
                                                                   -----------
   Total operating expenses before interest expense                    611,870
                                                                   -----------
   Interest expense                                                     72,676
                                                                   -----------
   Total expenses                                                      684,546
                                                                   -----------
   NET INVESTMENT (LOSS)                                              (608,198)
                                                                   -----------

REALIZED AND UNREALIZED GAIN (LOSS)
   Net realized gain on investment transactions                      2,150,838
   Net change in unrealized
     appreciation (depreciation) on investments                     (1,486,112)
                                                                   -----------
   Net realized and unrealized gain on investments                     664,726
                                                                   -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $    56,528
                                                                   -----------
                                                                   -----------

                     See notes to the financial statements.

GRAND PRIX FUND
STATEMENT OF CASH FLOWS - FOR THE YEAR ENDED OCTOBER 31, 2005

CASH FLOWS FROM OPERATING ACTIVITIES:

Net increase in net assets resulting from operations              $     56,528
                                                                  ------------

Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operations:

   Purchases of investments                                       (123,100,134)
   Proceeds from sales of investments                              137,048,734
   Net realized gain on investment transactions                     (2,150,838)
   Net change in net unrealized
     appreciation/depreciation on investments                        1,486,112
   Net change in short term investments                                 11,454
   Net change in other operating assets and liabilities                (14,183)
                                                                  ------------
       Net cash provided by operating activities                    13,281,145
                                                                  ------------

CASH FLOWS FROM FINANCING ACTIVITIES:

   Proceeds from sales of fund shares                                1,727,078
   Disbursements for fund share redemptions                        (13,902,776)
   Borrowings under lines of credit                                 25,817,000
   Repayments of borrowings under line of credit                   (26,982,000)
                                                                  ------------
       Net cash used in financing activities                       (13,340,698)
                                                                  ------------

Net (decrease) in cash                                                  (3,025)

Cash, beginning of the period                                            3,025
                                                                  ------------
Cash, end of period                                               $         --
                                                                  ------------
                                                                  ------------

Supplemental Information
   Cash paid for interest                                         $     68,188
                                                                  ------------
                                                                  ------------

                     See notes to the financial statements.

GRAND PRIX FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                          Year Ended          Year Ended
                                                                       October 31, 2005    October 31, 2004
                                                                       ----------------    ----------------
OPERATIONS:
   Net investment loss                                                    $  (608,198)        $  (838,842)
   Net realized gain (loss) on investment transactions                      2,150,838          (6,299,729)
   Change in unrealized appreciation (depreciation) on investments         (1,486,112)         (4,286,762)
                                                                          -----------         -----------
   Net increase (decrease) in net assets resulting from operations             56,528         (11,425,333)
                                                                          -----------         -----------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                                1,725,368           5,921,525
   Cost of shares redeemed                                                (13,843,083)        (19,875,365)
                                                                          -----------         -----------
   Net decrease in net assets resulting
     from capital share transactions                                      (12,117,715)        (13,953,840)
                                                                          -----------         -----------

TOTAL DECREASE IN NET ASSETS                                              (12,061,187)        (25,379,173)

NET ASSETS:
   Beginning of period                                                     23,595,626          48,974,799
                                                                          -----------         -----------
   End of period                                                          $11,534,439         $23,595,626
                                                                          -----------         -----------
                                                                          -----------         -----------

                     See notes to the financial statements.

GRAND PRIX FUND
CLASS A SHARES - FINANCIAL HIGHLIGHTS

Selected per share data is based on a share of common stock outstanding throughout each period.

                                             Class A Shares    Class A Shares   Class A Shares    Class A Shares   Class A Shares
                                               Year Ended        Year Ended       Year Ended        Year Ended       Year Ended
                                              Oct. 31, 2005    Oct. 31, 2004     Oct. 31, 2003    Oct. 31, 2002     Oct. 31, 2001
                                              -------------    -------------     -------------    -------------     -------------
Per Share Data:
Net asset value,
  beginning of period                            $  6.93          $  9.37           $  7.79          $ 12.29           $ 34.82
                                                 -------          -------           -------          -------           -------
Income from investment operations:
  Net investment loss(3)<F5>                       (0.24)(2)        (0.17)(2)         (0.19)(2)        (0.24)(1)         (0.38)(2)
                                                         <F4>             <F4>              <F4>             <F3>              <F4>
  Net realized and unrealized
   gain (loss) on investments                       0.24            (2.27)             1.77            (4.26)           (22.15)
                                                 -------          -------           -------          -------           -------
  Total from investment operations                  0.00            (2.44)             1.58            (4.50)           (22.53)
                                                 -------          -------           -------          -------           -------
Less distributions from
  net realized gains                                  --               --                --               --                --
                                                 -------          -------           -------          -------           -------
Net asset value, end of period                   $  6.93          $  6.93           $  9.37          $  7.79           $ 12.29
                                                 -------          -------           -------          -------           -------
                                                 -------          -------           -------          -------           -------
Total return(4)<F6>                                 0.00%          (26.04)%           20.28%          (36.62)%          (64.70)%

Supplemental data and ratios:
  Net assets, end of period (000's)               $8,710          $18,606           $40,186          $28,858           $58,727
  Ratio of operating expenses to
   average net assets                               3.32%(5)         2.50%(5)          2.49%(6)         1.89%(6)          1.67%(6)
                                                         <F7>             <F7>              <F8>             <F8>              <F8>
  Ratio of interest expense to
   average net assets                               0.41%            0.25%             0.26%            0.45%             0.51%
  Ratio of net investment loss to
   average net assets                              (2.88)%(5)       (2.10)%(5)        (2.19)%(6)       (1.76)%(6)        (1.32)%(6)
                                                          <F7>             <F7>              <F8>             <F8>              <F8>
  Portfolio turnover rate(7)<F9>                  609.92%          815.34%           716.59%          342.46%           821.69%

(1)<F3> Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2)<F4> Net investment loss per share represents net investment loss divided by the average shares of common stock outstanding.
(3)<F5> Net investment loss before interest expense for the periods ending October 31, 2005, October 31, 2004, October 31, 2003, October 31, 2002
          and October 31, 2001 was $(0.21), $(0.15), $(0.17), $(0.19) and
          $(0.28), respectively.
(4)<F6>   The total return does not reflect the 5.25% front-end sales charge.
(5)<F7> For the fiscal years ended October 31, 2005 and October 31, 2004, the operating expense ratio excludes interest expense. The ratios including interest expense were 3.73% and 2.75%, respectively. The ratios of net investment loss to average net assets, including interest expense were (3.29)% and (2.35)%, respectively.
(6)<F8> Operating expense excludes interest expense and is net of reimbursements and waivers. The ratio including interest expense and excluding reimbursements and waivers for the periods ended October 31, 2003, October 31, 2002 and October 31, 2001 would have been 3.15%, 2.78% and 2.27%, respectively. The ratio of net investment loss to average net assets excludes interest expense and includes reimbursements and waivers. The ratio including interest expense and excluding reimbursements and waivers for the periods ended October 31, 2003, October 31, 2002 and October 31, 2001 would have been (2.85)%, (2.65)% and (1.92)%, respectively.
(7)<F9> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                     See notes to the financial statements.

GRAND PRIX FUND
CLASS C SHARES - FINANCIAL HIGHLIGHTS

Selected per share data is based on a share of common stock outstanding throughout each period.

                                            Class C Shares    Class C Shares   Class C Shares    Class C Shares   Class C Shares
                                              Year Ended        Year Ended       Year Ended        Year Ended       Year Ended
                                             Oct. 31, 2005    Oct. 31, 2004     Oct. 31, 2003    Oct. 31, 2002     Oct. 31, 2001
                                             -------------    -------------     -------------    -------------     -------------
Per Share Data:
Net asset value, beginning of period            $  6.68          $  9.10           $  7.62          $ 12.11           $ 34.57
                                                -------          -------           -------          -------           -------
Income from investment operations:
  Net investment loss(1)<F10>(2)<F11>             (0.28)           (0.22)            (0.24)           (0.30)            (0.52)
  Net realized and unrealized gain (loss)
   on investments                                  0.23            (2.20)             1.72            (4.19)           (21.94)
                                                -------          -------           -------          -------           -------
  Total from investment operations                (0.05)           (2.42)             1.48            (4.49)           (22.46)
                                                -------          -------           -------          -------           -------
Less distributions from net realized gains           --               --                --               --                --
                                                -------          -------           -------          -------           -------
Net asset value, end of period                  $  6.63          $  6.68           $  9.10          $  7.62           $ 12.11
                                                -------          -------           -------          -------           -------
                                                -------          -------           -------          -------           -------
Total return(3)<F12>                              (0.75)%         (26.59)%           19.42%          (37.08)%          (64.97)%

Supplemental data and ratios:
  Net assets, end of period (000's)              $2,824           $4,989            $8,789           $9,462           $22,726
  Ratio of operating expenses to
   average net assets                              4.07%(4)         3.25%(4)          3.24%(5)         2.64%(5)          2.42%(5)
                                                       <F13>            <F13>             <F14>            <F14>             <F14>
  Ratio of interest expense to
   average net assets                              0.41%            0.25%             0.26%            0.45%             0.51%
  Ratio of net investment loss to
   average net assets                             (3.63)%(4)       (2.85)%(4)        (2.94)%(5)       (2.51)%(5)        (2.07)%(5)
                                                        <F13>            <F13>             <F14>            <F14>             <F14>
  Portfolio turnover rate(6)<F15>                609.92%          815.34%           716.59%          342.46%           821.69%

(1)<F10> Net investment loss per share represents net investment loss divided by the average shares of common stock outstanding.
(2)<F11> Net investment loss before interest expense for the periods ending October 31, 2005, October 31, 2004, October 31, 2003, October 31, 2002 and October 31, 2001 was $(0.25), $(0.20), $(0.22), $(0.26) and
           $(0.42), respectively.
(3)<F12>   The total return does not reflect the 1.00% front-end sales charge.
(4)<F13> For the fiscal years ended October 31, 2005 and October 31, 2004, the operating expense ratio excludes interest expense. The ratios including interest expense were 4.48% and 3.50%, respectively. The ratios of net investment loss to average net assets, including interest expense were (4.04)% and (3.10)%, respectively.
(5)<F14> Operating expense excludes interest expense and is net of reimbursements and waivers. The ratio including interest expense and excluding reimbursements and waivers for the periods ended October 31, 2003, October 31, 2002 and October 31, 2001 would have been 3.90%, 3.53% and 3.02%, respectively. The ratio of net investment loss to average net assets, excludes interest expense and includes reimbursements and waivers. The ratio including interest expense and excluding reimbursements and waivers for the periods ended October 31, 2003, October 31, 2002 and October 31, 2001 would have been (3.60)%, (3.40)% and (2.67)%, respectively.
(6)<F15> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                     See notes to the financial statements.

GRAND PRIX FUND
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2005

  Shares                                                              Value
  ------                                                              -----
             COMMON STOCKS - 99.33%

             AEROSPACE & DEFENSE - 5.20%
  30,000     Ladish Co, Inc. *<F16>                                $   599,700
                                                                   -----------

             BIOTECHNOLOGY - 5.57%
  22,000     ID Biomedical Corporation *<F16>+<F17>                    642,180
                                                                   -----------

             CONSUMER FINANCE - 6.08%
  16,000     CompuCredit Corporation *<F16>                            701,120
                                                                   -----------

             DISTRIBUTORS - 3.25%
  26,000     Dxp Enterprises, Inc *<F16>                               375,440
                                                                   -----------

             DIVERSIFIED METALS & MINING - 4.91%
  12,000     Titanium Metals Corporation *<F16>                        566,400
                                                                   -----------

             ELECTRONIC MANUFACTURING SERVICES - 5.08%
  22,000     Multi-Fineline Electronix, Inc. *<F16>                    585,640
                                                                   -----------

             HEALTH CARE EQUIPMENT - 8.85%
  12,000     Hologic, Inc. *<F16>                                      665,520
   4,000     Intuitive Surgical, Inc. *<F16>                           354,920
                                                                   -----------
                                                                     1,020,440
                                                                   -----------

             INTEGRATED OIL & GAS - 4.85%
  12,000     Atlas America, Inc. *<F16>                                559,200
                                                                   -----------

             OIL & GAS EQUIPMENT & SERVICES - 20.45%
  15,000     Dril-Quip, Inc. *<F16>                                    613,500
  10,000     Halliburton Company                                       591,000
  25,000     Natco Group, Inc. *<F16>                                  567,000
  21,000     Tetra Technologies, Inc. *<F16>                           587,370
                                                                   -----------
                                                                     2,358,870
                                                                   -----------

             OIL & GAS EXPLORATION & PRODUCTION - 19.14%
   9,000     Burlington Resources Inc.                                 649,980
  25,000     Gmx Resources, Inc. *<F16>                                613,000
  18,000     Ultra Petroleum Corp. *<F16>+<F17>                        944,820
                                                                   -----------
                                                                     2,207,800
                                                                   -----------

             SEMICONDUCTORS - 10.16%
  22,000     Standard Microsystems Corporation *<F16>                  621,940
  15,000     Supertex, Inc. *<F16>                                     549,600
                                                                   -----------
                                                                     1,171,540
                                                                   -----------

             SYSTEMS SOFTWARE - 5.79%
  10,000     Quality Systems, Inc.                                     668,500
                                                                   -----------
             TOTAL COMMON STOCKS (Cost $10,965,077)                 11,456,830
                                                                   -----------

Principal
  Amount
---------
             SHORT-TERM INVESTMENTS - 0.03%

             VARIABLE RATE DEMAND NOTES - 0.03%#<F18>
  $3,835     U.S. Bank, N.A., 3.81%                                      3,835
                                                                   -----------
             TOTAL SHORT-TERM INVESTMENTS (Cost $3,835)                  3,835
                                                                   -----------
             TOTAL INVESTMENTS (COST $10,968,912) - 99.36%          11,460,665
             Other Assets, Net of Liabilities - 0.64%                   73,774
                                                                   -----------
             TOTAL NET ASSETS - 100.00%                            $11,534,439
                                                                   -----------
                                                                   -----------

*<F16>  Non Income Producing.
+<F17>  Foreign Security.
#<F18> Variable Rate Demand Notes are considered short-term obligations and are payable upon demand. Interest rates change periodically on specified dates. The rates listed are as of October 31, 2005.

                     See notes to the financial statements.

GRAND PRIX FUND
NOTES TO THE FINANCIAL STATEMENTS - OCTOBER 31, 2005

1.   ORGANIZATION

     The Grand Prix Funds, Inc. (the "Corporation") was incorporated on October 30, 1997 as a Maryland Corporation and is registered as a non-diversified open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). The Corporation is authorized to issue its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. The Corporation currently offers two series of shares: The Grand Prix Fund (the "Fund") and the Grand Prix MidCap Fund (collectively the "Funds"). The shares of common stock of the Funds are further divided into two classes:Class A and Class C. Each class of shares has identical rights and privileges except with respect to 12b-1 fees and voting rights on matters affecting a single class of shares. The primary investment objective of the Fund is capital appreciation. The Fund commenced investment operations on December 31, 1997. On December 5, 2005, the Board of Directors approved a plan to liquidate the Fund (see note 9).

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

     (a) Investment Valuation - Securities are stated at value. Securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded, except those traded on the NASDAQ NMS and Small Cap Exchanges. Securities traded on the NASDAQ NMS and Small Cap exchanges will be valued at the NASDAQ official closing price. Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter trade prices. Securities for which there were no transactions are valued at the average of the latest bid and asked prices. Debt securities (other than short-term instruments) are valued at prices furnished by a pricing service. Short-term debt instruments (maturities with 60 days or less) are valued using the amortized cost method. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by Target Investors (the "Advisor") pursuant to guidelines established by the Board of Directors.

     (b) Federal Income and Excise Taxes - The Fund has complied and intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment company taxable income and net capital gains to shareholders. Therefore, no federal income or excise tax provision is required.

     (c) Distribution to Shareholders - Dividends from net investment income will be declared and paid annually. Distributions of net realized gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under U.S. generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these difference are permanent, reclassifications are made in the capital accounts in the period that the differences arise.

     (d) Securities Transactions and Investment Income - Investment transactions are recorded on the trade date for financial statement purposes. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. All premiums and discounts are amortized using the effective interest method for tax and financial reporting purposes.

     (e) Expenses - The Funds are charged for those expenses that are directly attributable to each portfolio. Expenses directly attributable to a class of shares, such as Rule 12b-1 distribution fees, are charged to that class. Fund expenses that are not directly attributable to a portfolio are typically allocated among each portfolio in proportion to their respective net assets.

3.   SHARES OF COMMON STOCK

     Transactions in shares of common stock were as follows:

YEAR ENDING OCTOBER 31, 2005

                                                $                     Shares
                                                -                     ------
CLASS A SHARES:
     Shares sold                           $  1,710,864                226,305
     Shares redeemed                        (11,585,955)            (1,653,784)
                                           ------------             ----------
     Net decrease                          $ (9,875,091)            (1,427,479)
                                           ------------
     SHARES OUTSTANDING:
     Beginning of period                                             2,684,964
                                                                    ----------
     End of period                                                   1,257,485
                                                                    ----------
                                                                    ----------

CLASS C SHARES:
     Shares sold                           $     14,504                  2,050
     Shares redeemed                         (2,257,128)              (322,467)
                                           ------------             ----------
     Net decrease                          $ (2,242,624)              (320,417)
                                           ------------
     SHARES OUTSTANDING:
     Beginning of period                                               746,396
                                                                    ----------
     End of period                                                     425,979
                                                                    ----------
                                                                    ----------
     TOTAL DECREASE                        $(12,117,715)
                                           ------------
                                           ------------

YEAR ENDING OCTOBER 31, 2004
                                                $                     Shares
                                                -                     ------
CLASS A SHARES:
     Shares sold                           $  4,920,987                590,362
     Shares redeemed                        (17,306,805)            (2,196,361)
                                           ------------             ----------
     Net decrease                          $(12,385,818)            (1,605,999)
                                           ------------
     SHARES OUTSTANDING:
     Beginning of year                                               4,290,963
                                                                    ----------
     End of year                                                     2,684,964
                                                                    ----------
                                                                    ----------

CLASS C SHARES:
     Shares sold                           $  1,000,538                116,394
     Shares redeemed                         (2,568,560)              (335,701)
                                           ------------             ----------
     Net decrease                          $ (1,568,022)              (219,307)
                                           ------------
     SHARES OUTSTANDING:
     Beginning of year                                                 965,703
                                                                    ----------
     End of year                                                       746,396
                                                                    ----------
                                                                    ----------
     TOTAL DECREASE                        $(13,953,840)
                                           ------------
                                           ------------

4.   INVESTMENT TRANSACTIONS

     The Fund's aggregate purchases and sales of securities, excluding short-term investments and U.S. government obligations, for the Fund for the year ended October 31, 2005 are summarized below. There were no purchases or sales of long-term U.S. government securities for the year ended October 31, 2005.

     Purchases                        $116,743,146
     Sales                            $129,992,555

5.   INFORMATION FOR FEDERAL INCOME TAX PURPOSES AS OF OCTOBER 31, 2005

     At October 31, 2005, the components of accumulated earnings/(losses) on a tax basis were as follows:

     Cost of investments                                 $  10,968,920
                                                         -------------
                                                         -------------
     Gross unrealized appreciation                       $     882,424
     Gross unrealized depreciation                            (390,679)
                                                         -------------
     Net unrealized appreciation                         $     491,745
                                                         -------------
                                                         -------------
     Undistributed ordinary income                       $          --
     Undistributed long-term
       capital gain                                                 --
                                                         -------------
     Total distributable earnings                        $          --
                                                         -------------
                                                         -------------
     Other accumulated losses                            $(256,935,736)
                                                         -------------
     Total accumulated losses                            $(256,443,991)
                                                         -------------
                                                         -------------

     The primary difference between the cost amount for book purposes and tax purposes is due to deferred wash sale losses.

     The capital loss carryovers as of October 31, 2005 are as follows:

                                            Capital Loss
              Net Capital                    Carryover
             Loss Carryover                  Expiration
             --------------                 ------------
              $20,731,866                    10/31/2008
             $202,490,528                    10/31/2009
              $27,139,446                    10/31/2010
               $6,573,898                    10/31/2012

     The Fund made no distributions during fiscal years ended October 31, 2005 and 2004.

6.   CREDIT FACILITY

     U.S. Bank, N.A. (the "Bank") has made available to the Fund a $4.0 million line of credit pursuant to a Loan and Security Agreement ("Agreement"), as amended, dated September 27, 1999 for the purpose of purchasing portfolio securities. For the year ended October 31, 2005, the interest rate on the outstanding principal amount was the Bank's Prime Rate minus 1.50% (weighted average rate of 4.19% during the year ended October 31, 2005). Advances are collateralized by a first lien against the Fund's assets. During the year ended October 31, 2005, the Fund had an outstanding average daily balance of $1,712,458. The maximum amount outstanding for the year ended October 31, 2005, was $4,944,000. Interest expense amounted to $72,676 for the year ended October 31, 2005. At October 31, 2005, the Fund had a loan payable balance of $305,000.

7.   INVESTMENT ADVISOR

     The Fund has an agreement with the Advisor, with whom certain officers and directors of the Fund are affiliated, to furnish investment advisory services to the Fund (the "Agreement"). Under the terms of this agreement, the Advisor is compensated at an annual rate of 1.00% of the average daily net assets of the Fund. The Advisor may from time to time voluntarily waive a portion of its management fee and/or reimburse certain Fund expenses. In fiscal year 2005, the Advisor did not voluntarily waive any Fund expenses. From March 1, 2002 to February 28, 2003, the Advisor voluntarily agreed to limit Fund expenses to 2.00% and 2.75% (Expense Limitations Caps) for Class A and Class C, respectively. The Advisor may recover from the Fund the expenses waived or reimbursed during the period where the Advisor was obligated to cap the Fund's expenses for the three previous years, as long as the recovery does not cause the Fund to exceed such Expense Limitation Caps.

     Reimbursed/absorbed expenses subject to potential recovery by year of expiration are as follows:

                                             AMOUNT OF
           YEAR OF EXPIRATION            POTENTIAL RECOVERY
           ------------------            ------------------
               10/31/2006                     $93,793

     The Advisor did not recover any previously waived or reimbursed expenses in fiscal 2005.

8.   SERVICE AND DISTRIBUTION PLAN

     The Fund has adopted Service and Distribution Plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. The Plans authorize payments by the Fund in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Directors, of up to 0.25% of the Fund's average daily net assets for the Class A shares and up to 1.00% for the Class C shares. The currently approved rate is 0.25% and 1.00% of average daily net assets for the Class A and Class C shares, respectively. Amounts paid under the Plans by the Fund may be spent by the Fund on any activities or expenses primarily intended to result in the sale of shares of the Fund, including but not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. The Fund incurred $34,874 for the Class A Shares and $36,626 for the Class C Shares pursuant to the Plans for the year ended October 31, 2005.

9.   SUBSEQUENT EVENT

     On December 5, 2005 the Board of Directors approved a plan to liquidate and dissolve the Fund. The liquidation of the Fund's assets will commence effective as of the close of business on February 13, 2006. As soon as practicable after liquidation, shareholders of the Fund will receive a distribution equal to their proportionate interest in the Fund's net assets.

GRAND PRIX FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Grand Prix Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of Grand Prix Fund, one of the series constituting Grand Prix Funds, Inc. (the "Company"), including the schedule of investments, as of October 31, 2005, and the related statement of operations, statement of cash flows, statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The Company's financial statements and financial highlights for the periods ended prior to October 31, 2005 were audited by other auditors whose report, dated December 10, 2004, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Company as of October 31, 2005, the results of its operations, cash flows, changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 9 to the financial statements, on December 5, 2005, the Company's Board of Directors approved a plan of liquidation.

/s/Deloitte & Touche LLP

Milwaukee, WI
December 27, 2005

GRAND PRIX FUND
ADDITIONAL INFORMATION (UNAUDITED)

PROXY VOTING

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available by calling toll free 1-800-307-4880 or on the SEC website at http://www.sec.gov.

PROXY VOTING RECORD

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge by calling 1-800-307-4880 or on the SEC website at http://www.sec.gov.

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On April 21, 2005, Ernst & Young LLP ("E&Y") notified the Fund of its intention to resign as the Fund's independent registered public accounting firm. The Board of Directors has selected Deloitte & Touche LLP to serve as the Fund's independent registered public accounting firm for the Fund's fiscal year ending October 31, 2005. The decision to select Deloitte & Touche was recommended by the Audit Committee and was approved by the entire Board of Directors on September 29, 2005.

The selection of Deloitte & Touche LLP does not reflect any disagreements or dissatisfaction by the Fund or the Board of Directors with the performance of the Fund's prior auditor. During the two most recently completed years, E&Y's audit reports contained no adverse opinion or disclaimer of opinion; nor were its reports qualified as to uncertainty, audit scope or accounting principles. Further, there were no disagreements between the Fund and E&Y on any matter of accounting principles or practices, financial statement disclosures or auditing scope or procedure, which, if not resolved to the satisfaction of E&Y, would have caused it to make reference to the disagreement in its reports.

CONSIDERATION OF RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT

Due to the adoption of a plan of liquidation and dissolution for the Fund, the Board of Directors did not consider the renewal of the investment management agreement. Effective December 15, 2005, all of the Fund's assets were invested in cash equivalent securities.

GRAND PRIX FUND
ADDITIONAL INFORMATION

INFORMATION ABOUT DIRECTORS AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors and Officers of the Fund is set forth below. The SAI includes additional information about the Fund's Directors and Officers and is available, without charge, upon request by calling 1-800-307-4880.

                                                                                                       # of
                                  Term of                                                              Portfolios in  Other
                     Position(s)  Office and                                                           Fund Complex   Directorships
Name, Address        Held with    Length of    Principal Occupation                                    Overseen by    Held by
and Age              the Fund     Time Served  During Past Five Years                                  Director       Director
-------------        -----------  -----------  ----------------------                                  -------------  -------------
Robert Zuccaro*<F19> President    Since 1997   Mr. Zuccaro is the President of the Advisor and is a          2        None
15 River Road,       and                       Chartered Financial Analyst.  Prior to founding the
Suite 220            Director                  Advisor in 1983, Mr. Zuccaro spent six years with
Wilton, CT  06897                              Axe-Houghton where he was President and a Director
Age: 62                                        of Axe-Houghton Stock Fund and Vice President and
                                               Director of Portfolio Management of E.W. Axe & Co.

Edward F. Ronan, Jr. Independent  Since 1997   Mr. Ronan is a Certified Public Accountant and since          2        None
30 Main Street       Director                  1984, has been a member of Actis-Grande, Ronan &
Danbury, CT  06810                             Company, LLC, a certified public accounting firm.
Age: 52                                        Mr. Ronan served as a director of Q.E.P. Co., Inc., a
                                               tool manufacturer and distributor, from 1993 to 1998.

Dennis K. Waldman    Independent  Since 1997   Since 2000, Mr. Waldman has been engaged in residential       2        None
62 Windsor Road      Director                  real estate development and management.  From 1994 to
Waban, MA  02468                               2000, Mr. Waldman served as Vice-President of Sales for
Age: 50                                        eStar Communications, a developer of communications
                                               software, prior to which time, Mr. Waldman worked at
                                               ITS as Vice-President of Sales.  From 1992 - 1994, Mr.
                                               Waldman was a sales representative at Tartan where he
                                               was involved in engineering sales.

John W. Tarleton     Chief        Since 2004   Mr. Tarleton is Head Trader for the Advisor since April 2004
15 River Road,       Compliance                and Chief Compliance Officer for the Fund.  Mr. Tarleton
Suite 220            Officer                   was an Associate Director - Trading/Execution Specialist
Wilton, CT  06897                              at UBS International Inc. from July 2002 to December
Age: 40                                        2003.  From January 2001 to December 2001, Mr. Tarleton
                                               served as a portfolio trader for Worldco Financial Services,
                                               LLC.  Prior to January 2001, Mr. Tarleton worked
                                               as the Director of Equity Trading for Nathan & Lewis
                                               Securities, Inc. from January 1994 to December 2000.

*<F19> Denotes a director who is an "interested person" as that term is defined in Section 2 (a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act"). Mr. Zuccaro is considered an interested person because of his affiliation with the Advisor.

GRAND PRIX FUNDS
P.O. BOX 701
MILWAUKEE, WI 53201

FUND INFORMATION              800 307-4880
ACCOUNT INFORMATION           800 432-4741

WWW.GRANDPRIXFUNDS.COM

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report may be distributed to others only if preceded or accompanied by a current prospectus. The Grand Prix Fund is distributed by T.O. Richardson Securities, Inc., a member of the NASD.

                         (GRAND PRIX MIDCAP FUND LOGO)

                                     ANNUAL
                                     REPORT

                                OCTOBER 31, 2005

GRAND PRIX MIDCAP FUND

                                                                   December 2005

Dear Fellow Shareholder,

It is with regret that I write my final shareholder letter. Grand Prix MidCap Fund started during the bear market of 2000 and never really gained traction as the bear market scared many investors out of the stock market. Fund performance has lagged the S&P 500 benchmark since inception.

Current assets of the Fund are about $3 million making the Fund uneconomical because of minimum annual fees levied by our service providers. This means that shareholders are paying much higher than normal expenses to participate in this Fund.

Securities will be liquidated and turned into cash by the end of December. Therefore, shareholders can redeem or receive a cash distribution when the Fund is liquidated.

Sincerely,

/s/Robert Zuccaro

Robert Zuccaro
President

                                    CLASS A

                 Super Core Fund -        Super Core Fund -
     Date       Class A Shares (NAV)    Class A Shares (Load)   S&P 500 Index
     ----       --------------------    ---------------------   -------------
  12/29/2000           $10,000                 $9,479               $10,000
   4/30/2001            $7,930                 $7,517                $9,499
  10/31/2001            $6,570                 $6,227                $8,113
   4/30/2002            $7,130                 $6,758                $8,300
  10/31/2002            $6,020                 $5,706                $6,887
   4/30/2003            $6,110                 $5,791                $7,195
  10/31/2003            $7,420                 $7,033                $8,320
   4/30/2004            $7,480                 $7,090                $8,842
  10/31/2004            $7,530                 $7,137                $9,104
   4/30/2005            $6,500                 $6,161                $9,402
  10/31/2005            $6,760                 $6,408                $9,897

                     For the period ended October 31, 2005

                                        Year Ended          Annualized
                                         10/31/05        Since Inception
                                        ----------       ---------------
  Grand Prix MidCap Fund -
    Class A Shares (NAV)                 (10.23)%            (7.77)%
  Grand Prix MidCap Fund -
    Class A Shares (Load)                (14.97)%            (8.79)%
  S&P 500 Index                            8.72%             (0.21)%

                                    CLASS C

                 Super Core Fund -        Super Core Fund -
     Date       Class C Shares (NAV)    Class C Shares (Load)   S&P 500 Index
     ----       --------------------    ---------------------   -------------
  12/29/2000           $10,000                 $9,901               $10,000
   4/30/2001            $7,910                 $7,832                $9,499
  10/31/2001            $6,540                 $6,475                $8,113
   4/30/2002            $7,070                 $7,000                $8,300
  10/31/2002            $5,960                 $5,901                $6,887
   4/30/2003            $6,030                 $5,970                $7,195
  10/31/2003            $7,290                 $7,218                $8,320
   4/30/2004            $7,330                 $7,257                $8,842
  10/31/2004            $7,360                 $7,287                $9,104
   4/30/2005            $6,330                 $6,267                $9,402
  10/31/2005            $6,570                 $6,505                $9,897

                     For the period ended October 31, 2005

                                        Year Ended          Annualized
                                         10/31/05        Since Inception
                                        ----------       ---------------
  Grand Prix MidCap Fund -
    Class C Shares (NAV)                 (10.73)%            (8.32)%
  Grand Prix MidCap Fund -
    Class C Shares (Load)                (11.57)%            (8.50)%
  S&P 500 Index                            8.72%             (0.21)%

These charts assume an initial gross investment of $10,000 made on December 29, 2000 (since inception) for the Class A and Class C Shares, respectively, and the Standard & Poor's 500 Index (S&P 500) on each date. The S&P 500 Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. Past performance does not guarantee future results. Performance figures include reinvested dividends and capital gains. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the quoted performance. To obtain performance data current to the most recent month end please call 1-800-307-4480.

GRAND PRIX MIDCAP FUND
SECTOR ALLOCATION OF PORTFOLIO HOLDINGS (UNAUDITED)

Percentages represent sector weightings as a percentage of market value.

Oil & Gas Equipment Services                           20.1%
Oil & Gas Exploration & Production                     14.3%
Oil & Gas Refining & Marketing Transportation          10.5%
Pharmaceuticals                                         9.0%
Exchange Traded Funds                                   4.5%
Internet Software & Services                            5.4%
Integrated Oil & Gas                                    4.9%
Home Improvement - Retail                               6.0%
Health Care Services                                    4.1%
Gas Utilities                                           4.5%
Data Processing & Outsourced Services                   3.6%
Construction & Engineering                              5.1%
Computer Storage & Peripherals                          4.2%
Apparel - Retail                                        3.8%

The Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-888-SEC-0330.

ADDITIONAL INFORMATION ON FUND EXPENSES (UNAUDITED)

FOR THE SIX MONTHS ENDED OCTOBER 31, 2005

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; interest expense and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (5/01/05 - 10/31/05).

ACTUAL EXPENSES

The first line of the table below provides information about account values based on actual returns and actual expenses. In addition to the Fund's sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently the Fund's transfer agent charges a $15.00 fee. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

GRAND PRIX MIDCAP FUND - CLASS A

                                                             Expenses Paid
                           Beginning       Ending          During the Period
                         Value 5/01/05 Value 10/31/05  5/01/05 - 10/31/05*<F20>
                         ------------- --------------  ------------------------
Actual                     $1,000.00      $1,040.00             $46.95
Hypothetical (5% annual
  return before expenses)  $1,000.00      $  979.18             $45.55

*<F20> Expenses are equal to the Fund's annualized expense ratio of 9.13% multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period). The annualized expense ratio includes interest expense of 0.65%. Excluding interest expense the Fund's annualized expense ratio would have been 8.48%.

GRAND PRIX MIDCAP FUND - CLASS C

                                                             Expenses Paid
                           Beginning       Ending          During the Period
                         Value 5/01/05 Value 10/31/05  5/01/05 - 10/31/05*<F21>
                         ------------- --------------  ------------------------
Actual                     $1,000.00      $1,037.90             $50.24
Hypothetical (5% annual
  return before expenses)  $1,000.00      $  975.90             $48.71

*<F21> Expenses are equal to the Fund's annualized expense ratio of 9.78% multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period). The annualized expense ratio includes interest expense of 0.65%. Excluding interest expense, the Fund's annualized expense ratio would have been 9.13%.

GRAND PRIX MIDCAP FUND
STATEMENT OF ASSETS AND LIABILITIES - OCTOBER 31, 2005

ASSETS:
   Investments, at value (cost $2,757,354)                         $ 2,829,759
   Dividends and interest receivable                                       153
   Other assets                                                         22,876
                                                                   -----------
   Total Assets                                                      2,852,788
                                                                   -----------

LIABILITIES:
   Payable for capital shares redeemed                                  22,594
   Payable to Advisor                                                    2,014
   Loan Payable                                                        195,000
   Accrued expenses and other liabilities                               72,468
                                                                   -----------
   Total Liabilities                                                   292,076
                                                                   -----------
NET ASSETS                                                         $ 2,560,712
                                                                   -----------
                                                                   -----------

NET ASSETS CONSIST OF:
   Capital stock                                                   $ 7,639,224
   Accumulated net realized loss on investments sold                (5,150,917)
   Net unrealized appreciation on investments                           72,405
                                                                   -----------
   Total Net Assets                                                $ 2,560,712
                                                                   -----------
                                                                   -----------

CLASS A SHARES:
   Net assets                                                      $ 2,032,643
   Shares of beneficial interest outstanding
     (500,000,000 shares of $0.01 par value authorized)                300,543
   Net asset value and redemption price per share                  $      6.76
                                                                   -----------
                                                                   -----------
   Maximum offering price per share (100/94.75 of $6.76)           $      7.13
                                                                   -----------
                                                                   -----------

CLASS C SHARES:
   Net assets                                                      $   528,069
   Shares of beneficial interest outstanding
     (500,000,000 shares of $0.01 par value authorized)                 80,431
   Net asset value and redemption price per share                  $      6.57
                                                                   -----------
                                                                   -----------
   Maximum offering price per share (100/99 of $6.57)              $      6.64
                                                                   -----------
                                                                   -----------

                     See notes to the financial statements.

GRAND PRIX MIDCAP FUND
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED OCTOBER 31, 2005

INVESTMENT INCOME:
   Dividend income (net of foreign taxes withheld of $1,734)         $  88,505
   Interest income                                                         378
                                                                     ---------
   Total investment income                                              88,883
                                                                     ---------

EXPENSES:
   Investment advisory fee                                              38,698
   Administration fee                                                   34,575
   Shareholder servicing and accounting costs                           69,613
   Custody fees                                                          7,556
   Federal and state registration                                       29,996
   Professional fees                                                    50,240
   Reports to shareholders                                              10,166
   Directors' fees and expenses                                          4,960
   Distribution expense - Class A shares (Note 8)                       11,649
   Distribution expense - Class C shares (Note 8)                        9,714
   Other expense                                                        15,480
                                                                     ---------
   Total operating expenses before interest expense                    282,647
   Interest expense                                                     23,139
                                                                     ---------
   Total expenses                                                      305,786
                                                                     ---------
NET INVESTMENT (LOSS)                                                 (216,903)
                                                                     ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain on investment transactions                        738,229
   Net change in unrealized
     appreciation (depreciation) on investments                       (976,464)
                                                                     ---------
   Net realized and unrealized (loss) on investments                  (238,235)
                                                                     ---------

NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               $(455,138)
                                                                     ---------
                                                                     ---------

                     See notes to the financial statements.

GRAND PRIX MIDCAP FUND
STATEMENT OF CASH FLOWS - FOR THE YEAR ENDED OCTOBER 31, 2005

CASH FLOWS FROM OPERATING ACTIVITIES:

   Net (decrease) in net assets resulting from operations         $   (455,138)
                                                                  ------------

Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operations:

   Purchases of investments                                        (19,400,641)
   Proceeds from sales of investments                               24,276,210
   Net realized gain on investment transactions                       (738,229)
   Net change in net unrealized
     appreciation/depreciation on investments                          976,464
   Net change in short term investments                                    663
   Net change in other operating assets and liabilities                (13,729)
                                                                  ------------
       Net cash provided by operating activities                     5,100,738
                                                                  ------------

CASH FLOWS FROM FINANCING ACTIVITIES:

   Proceeds from sales of fund shares                                1,451,801
   Disbursements for fund share redemptions                         (5,182,401)
   Borrowings under line of credit                                   5,982,000
   Repayments of borrowings under line of credit                    (6,897,000)
                                                                  ------------
       Net cash used in financing activities                        (4,645,600)
                                                                  ------------

Net increase (decrease) in cash                                             --

Cash, beginning of the period                                               --
                                                                  ------------
Cash, end of the period                                           $         --
                                                                  ------------
                                                                  ------------

Supplemental Information
   Cash paid for interest                                         $     22,568
                                                                  ------------
                                                                  ------------

                     See notes to the financial statements.

GRAND PRIX MIDCAP FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                              Year  Ended          Year Ended
                                                                            October 31, 2005    October 31, 2004
                                                                            ----------------    ----------------
OPERATIONS:
   Net investment loss                                                         $  (216,903)        $  (236,601)
   Net realized gain on investment transactions                                    738,229             668,255
   Net change in unrealized appreciation (depreciation) on investments            (976,464)           (520,039)
                                                                               -----------         -----------
   Net decrease in net assets resulting from operations                           (455,138)            (88,385)
                                                                               -----------         -----------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                                     1,451,802           3,005,583
   Cost of shares redeemed                                                      (5,171,983)         (5,780,134)
                                                                               -----------         -----------
   Net decrease in net assets resulting
     from capital share transactions                                            (3,720,181)         (2,774,551)
                                                                               -----------         -----------

TOTAL DECREASE IN NET ASSETS                                                    (4,175,319)         (2,862,936)

NET ASSETS:
   Beginning of period                                                           6,736,031           9,598,967
                                                                               -----------         -----------
   End of period                                                               $ 2,560,712         $ 6,736,031
                                                                               -----------         -----------
                                                                               -----------         -----------

                     See notes to the financial statements.

GRAND PRIX MIDCAP FUND
CLASS A SHARES - FINANCIAL HIGHLIGHTS

Selected per share data is based on a share of common stock outstanding throughout each period.

                                                                                                              Class A Shares
                                    Class A Shares    Class A Shares   Class A Shares    Class A Shares  December 29, 2000(1)<F22>
                                      Year Ended        Year Ended       Year Ended        Year Ended             through
                                   October 31, 2005  October 31, 2004 October 31, 2003  October 31, 2002     October 31, 2001
                                   ----------------  ---------------- ----------------  ---------------- -------------------------
Per Share Data:
Net asset value, beginning of period    $ 7.53            $ 7.42           $ 6.02            $ 6.57               $10.00
                                        ------            ------           ------            ------               ------
Income from investment operations:
  Net investment loss(4)<F25>            (0.37)(3)         (0.16)(3)        (0.17)(3)         (0.14)(2)            (0.08)(2)
                                              <F24>             <F24>            <F24>             <F23>                <F23>
  Net realized and unrealized
    gain (loss) on investments           (0.40)             0.27             1.57             (0.41)               (3.35)
                                        ------            ------           ------            ------               ------
  Total from investment operations       (0.77)             0.11             1.40             (0.55)               (3.43)
                                        ------            ------           ------            ------               ------
Net asset value, end of period          $ 6.76            $ 7.53           $ 7.42            $ 6.02               $ 6.57
                                        ------            ------           ------            ------               ------
                                        ------            ------           ------            ------               ------
Total return(5)<F26>                    (10.23)%            1.48%           23.26%            (8.37)%             (34.30)%(6)<F27>

Supplemental data and ratios:
  Net assets, end of period (000's)     $2,033            $5,044           $8,010            $5,724               $8,393
  Ratio of operating expenses
    to average net assets(8)<F29>         6.43%             2.65%            2.79%             1.65%                1.50%(7)<F28>
  Ratio of interest expense
    to average net assets                 0.54%             0.33%            0.37%             0.57%                0.39%(7)<F28>
  Ratio of net investment loss
    to average net assets(8)<F29>        (4.36)%           (1.84)%          (2.23)%           (1.04)%              (0.87)%(7)<F28>
  Portfolio turnover rate(9)<F30>       389.83%           148.09%          122.52%           123.83%              128.95%(6)<F27>

(1)<F22>   Commencement of operations.
(2)<F23> Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)<F24> Net investment loss per share is calculated by dividing the net investment loss by the average shares outstanding throughout the period.
(4)<F25> Net investment loss before interest expense for the periods ending October 31, 2005, October 31, 2004, October 31, 2003, October 31, 2002 and October 31, 2001 was $(0.33), $(0.14), $(0.14), $(0.09) and
           $(0.05), respectively.
(5)<F26>   The total return does not reflect the 5.25% front-end sales charge.
(6)<F27>   Not annualized.
(7)<F28>   Annualized.
(8)<F29> Operating expense excludes interest expense and is net of reimbursements and waivers. The ratio including interest expense and excluding reimbursements and waivers for the periods ended October 31, 2005, October 31, 2004, October 31, 2003, October 31, 2002 and October 31, 2001 would have been 6.97%, 3.68%, 4.29%, 3.63%
           and 3.58%, respectively. The ratio of net investment loss to average net assets excludes interest expense and includes reimbursements and waivers. The ratio including interest expense and excluding reimbursements and waivers for the periods ended October 31, 2005, October 31, 2004, October 31, 2003, October 31, 2002 and October 31, 2001 would have been (4.90)%, (2.88)%, (3.73)%,
           (3.02)% and (2.95)%, respectively.
(9)<F30> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                     See notes to the financial statements.

GRAND PRIX MIDCAP FUND
CLASS C SHARES - FINANCIAL HIGHLIGHTS

Selected per share data is based on a share of common stock outstanding throughout each period.

 Class C Shares
                                    Class C Shares    Class C Shares   Class C Shares    Class C Shares  December 29, 2000(1)<F31>
                                      Year Ended        Year Ended       Year Ended        Year Ended             through
                                   October 31, 2005  October 31, 2004 October 31, 2003  October 31, 2002     October 31, 2001
                                   ----------------  ---------------- ----------------  ---------------- -------------------------
Per Share Data:
Net asset value, beginning of period    $ 7.36            $ 7.29           $ 5.96            $ 6.54               $10.00
                                        ------            ------           ------            ------               ------
Income from investment operations:
  Net investment loss(4)<F34>            (0.41)(3)<F33>    (0.21)(3)<F33>   (0.20)(3)<F33>    (0.19)(2)<F32>       (0.12)(2)<F32>
  Net realized and unrealized
    gain (loss) on investments           (0.38)             0.28             1.53             (0.39)               (3.34)
                                        ------            ------           ------            ------               ------
  Total from investment operations       (0.79)             0.07             1.33             (0.58)               (3.46)
                                        ------            ------           ------            ------               ------
Net asset value, end of period          $ 6.57            $ 7.36           $ 7.29            $ 5.96               $ 6.54
                                        ------            ------           ------            ------               ------
                                        ------            ------           ------            ------               ------
Total return(5)<F35>                    (10.73)%            0.96%           22.32%            (8.87)%             (34.60)%(6)<F36>

Supplemental data and ratios:
  Net assets, end of period (000's)       $528            $1,692           $1,589            $1,721               $2,721
  Ratio of operating expenses
    to average net assets(8)<F38>         7.08%             3.30%            3.44%             2.30%                2.15%(7)<F37>
  Ratio of interest expense
    to average net assets                 0.54%             0.33%            0.37%             0.57%                0.39%(7)<F37>
  Ratio of net investment loss
    to average net assets(8)<F38>        (5.01)%           (2.49)%          (2.88)%           (1.69)%              (1.53)%(7)<F37>
  Portfolio turnover rate(9)<F39>       389.83%           148.09%          122.52%           123.83%              128.95%(6)<F36>

(1)<F31>   Commencement of operations.
(2)<F32> Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)<F33> Net investment loss per share is calculated by dividing the net investment loss by the average shares outstanding throughout the period.
(4)<F34> Net investment loss before interest expense for the periods ending October 31, 2005, October 31, 2004, October 31, 2003, October 31, 2002 and October 31, 2001 was $(0.37), $(0.19), $(0.18), $(0.14) and
           $(0.08), respectively.
(5)<F35>   The total return does not reflect the 1.00% front-end sales charge.
(6)<F36>   Not annualized.
(7)<F37>   Annualized.
(8)<F38> Operating expense excludes interest expense and is net of reimbursements and waivers. The ratio including interest expense and excluding reimbursements and waivers for the periods ended October 31, 2005, October 31, 2004, October 31, 2003, October 31, 2002 and October 31, 2001 would have been 7.62%, 4.33%, 4.94%, 4.28%
           and 4.23%, respectively. The ratio of net investment loss to average net assets excludes interest expense and includes reimbursements and waivers. The ratio including interest expense and excluding reimbursements and waivers for the periods ended October 31, 2005, October 31, 2004, October 31, 2003, October 31, 2002 and October 31, 2001 would have been (5.55)%, (3.53)%, (4.38)%,
           (3.67)% and (3.60)%, respectively.
(9)<F39> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                     See notes to the financial statements.

GRAND PRIX MIDCAP FUND
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2005

  Shares                                                              Value
  ------                                                              -----
             COMMON STOCKS - 105.51%

             APPAREL - RETAIL - 4.24%
  4,000      Guess o, Inc. *<F40>                                   $  108,480
                                                                    ----------

             COMPUTER STORAGE & PERIPHERALS - 4.60%
  2,000      SanDisk Corporation *<F40>                                117,780
                                                                    ----------

             CONSTRUCTION & ENGINEERING - 5.67%
  4,000      McDermott International, Inc. *<F40>+<F41>                145,320
                                                                    ----------

             DATA PROCESSING & OUTSOURCED SERVICES - 4.02%
  2,400      Global Payments Inc.                                      102,840
                                                                    ----------

             GAS UTILITIES - 4.92%
  1,600      Questar Corporation                                       126,000
                                                                    ----------

             HEALTH CARE SERVICES - 4.49%
  2,000      Pharmaceutical Product Development, Inc.                  114,940
                                                                    ----------

             HOME IMPROVEMENT - RETAIL - 6.64%
  2,000      Building Material Holding Corporation                     170,020
                                                                    ----------

             INTEGRATED OIL & GAS - 5.37%
  2,500      PetroKazakhstan Inc. *<F40>                               137,500
                                                                    ----------

             INTERNET SOFTWARE & SERVICES - 5.96%
  2,000      NetEase.com Inc. - ADR *<F40>+<F41>                       152,540
                                                                    ----------

             OIL & GAS EQUIPMENT & SERVICES - 22.25%
  3,500      Dril-Quip, Inc. *<F40>                                    143,150
  3,500      Grant Prideco, Inc. *<F40>                                136,115
  2,000      National-Oilwell Varco Inc. *<F40>                        124,940
  5,000      Oil States International, Inc. *<F40>                     165,500
                                                                    ----------
                                                                       569,705
                                                                    ----------

             OIL & GAS EXPLORATION & PRODUCTION - 15.74%
  4,000      Encore Acquisition Company *<F40>                         137,240
  2,000      EOG Resources, Inc.                                       135,560
  3,000      XTO Energy, Inc.                                          130,380
                                                                    ----------
                                                                       403,180
                                                                    ----------

             OIL & GAS REFINING & MARKETING & TRANSPORTATION - 11.65%
  1,600      Valero Energy Corporation                                 168,384
  3,000      Western Gas Resources, Inc.                               129,900
                                                                    ----------
                                                                       298,284
                                                                    ----------

             PHARMACEUTICALS - 9.96%
  5,000      Alpharma Inc.                                             124,450
  6,000      Biovail Corporation *<F40>+<F41>                          130,740
                                                                    ----------
                                                                       255,190
                                                                    ----------
             TOTAL COMMON STOCKS (Cost $2,633,764)                   2,701,779
                                                                    ----------

             EXCHANGE TRADED FUNDS - 4.96%
  1,000      Midcap SPDR Trust Series 1                                127,000
                                                                    ----------
             TOTAL EXCHANGE TRADED FUNDS (Cost $122,610)               127,000
                                                                    ----------

Principal
  Amount
---------
             SHORT-TERM INVESTMENTS - 0.04%

             VARIABLE RATE DEMAND NOTES - 0.04%#<F42>
   $980      U.S. Bank, N.A., 3.810%                                       980
                                                                    ----------
             TOTAL SHORT-TERM INVESTMENTS (Cost $980)                      980
                                                                    ----------
             TOTAL INVESTMENTS (COST $2,757,354) - 110.51%           2,829,759
             Liabilities, Net of Other Assets - (10.51)%              (269,047)
                                                                    ----------
             TOTAL NET ASSETS - 100.00%                             $2,560,712
                                                                    ----------
                                                                    ----------

ADR - American Depository Receipt.
*<F40>  Non Income Producing.
+<F41>  Foreign Security.
#<F42> Variable Rate Demand Notes are considered short-term obligations and are payable upon demand. Interest rates change periodically on specified dates. The rates listed are as of October 31, 2005.

                     See notes to the financial statements.

GRAND PRIX MIDCAP FUND
NOTES TO THE FINANCIAL STATEMENTS - OCTOBER 31, 2005

1.   ORGANIZATION

     The Grand Prix Funds, Inc. (the "Corporation") was incorporated on October 30, 1997 as a Maryland Corporation and is registered as a non-diversified open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). The Corporation is authorized to issue its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. The Corporation currently offers two series of shares: The Grand Prix MidCap Fund (formerly the Super Core Fund) (the "Fund") and the Grand Prix Fund (collectively the "Funds"). The shares of common stock of the Fund are further divided into two classes:Class A and Class C. Each class of shares has identical rights and privileges except with respect to 12b-1 fees and voting rights on matters affecting a single class of shares. The primary investment objective of the Fund is capital appreciation. The Fund commenced investment operations on December 29, 2000. Prior to February 28, 2005, the Fund was known as the Super Core Fund. On December 5, 2005, the Board of Directors approved a plan to liquidate the Fund (see note 9).

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

     (a) Investment Valuation - Securities are stated at value. Securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded, except those traded on the NASDAQ NMS and Small Cap Exchanges. Securities traded on NASDAQ NMS and Small Cap exchanges will be valued at the NASDAQ official closing price. Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter trade prices. Securities for which there were no transactions are valued at the average of the latest bid and asked prices. Debt securities (other than short-term instruments) are valued at prices furnished by a pricing service. Short-term debt instruments (maturities with 60 days or less) are valued using the amortized cost method. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by Target Investors (the "Advisor") pursuant to guidelines established by the Board of Directors.

     (b) Federal Income and Excise Taxes - The Fund has complied and intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment company taxable income and net capital gains to shareholders. Therefore, no federal income or excise tax provision is required.

     (c) Distribution to Shareholders - Dividends from net investment income will be declared and paid annually. Distributions of net realized gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under U.S. generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, reclassifications are made in the capital accounts in the period that the differences arise.

     (d) Securities Transactions and Investment Income - Investment transactions are recorded on the trade date for financial statement purposes. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. All premiums and discounts are amortized using the effective interest method for tax and financial reporting purposes.

     (e) Expenses - The Funds are charged for those expenses that are directly attributable to each portfolio. Fund expenses directly attributable to a class of shares, such as Rule 12b-1 distribution fees, are charged to that class. Fund expenses that are not directly attributable to a portfolio are typically allocated among each portfolio in proportion to their respective net assets.

3.   SHARES OF COMMON STOCK

     Transactions in shares of common stock were as follows:

YEAR ENDED OCTOBER 31, 2005

                                                $                  Shares
                                                -                  ------
CLASS A SHARES:
     Shares sold                            $ 1,400,306             179,553
     Shares redeemed                         (4,001,646)           (549,022)
                                            -----------           ---------
     Net decrease                           $(2,601,340)           (369,469)
                                            -----------
     SHARES OUTSTANDING:
     Beginning of period                                            670,012
                                                                  ---------
     End of period                                                  300,543
                                                                  ---------
                                                                  ---------

CLASS C SHARES:
     Shares sold                            $    51,496               6,871
     Shares redeemed                         (1,170,337)           (156,494)
                                            -----------           ---------
     Net decrease                           $(1,118,841)           (149,623)
                                            -----------
     SHARES OUTSTANDING:
     Beginning of period                                            230,054
                                                                  ---------
     End of period                                                   80,431
                                                                  ---------
                                                                  ---------
     TOTAL DECREASE                         $(3,720,181)
                                            -----------
                                            -----------

YEAR ENDED OCTOBER 31, 2004

                                                $                  Shares
                                                -                  ------
CLASS A SHARES:
     Shares sold                            $ 2,149,198             283,633
     Shares redeemed                         (5,042,320)           (693,811)
                                            -----------           ---------
     Net decrease                           $(2,893,122)           (410,178)
                                            -----------
     SHARES OUTSTANDING:
     Beginning of year                                            1,080,190
                                                                  ---------
     End of year                                                    670,012
                                                                  ---------
                                                                  ---------

CLASS C SHARES:
     Shares sold                            $   856,385             114,265
     Shares redeemed                           (737,814)           (102,124)
                                            -----------           ---------
     Net increase                           $   118,571              12,141
                                            -----------
     SHARES OUTSTANDING:
     Beginning of year                                              217,913
                                                                  ---------
     End of year                                                    230,054
                                                                  ---------
                                                                  ---------
     TOTAL DECREASE                         $(2,774,551)
                                            -----------
                                            -----------

4.   INVESTMENT TRANSACTIONS

     The Fund's aggregate purchases and sales of securities, excluding short-term investments and U.S. government obligations, for the Fund for the year ended October 31, 2005 are summarized below. There were no purchases or sales of long-term U.S. government securities for the year ended October 31, 2005.

     Purchases                         $19,400,641
     Sales                             $24,276,210

5.   INFORMATION FOR FEDERAL INCOME TAX PURPOSES

     At October 31, 2005, the components of accumulated earnings/(losses) on a tax basis were as follows:

     Cost of investments                                   $ 2,757,355
                                                           -----------
                                                           -----------
     Gross unrealized appreciation                         $   143,527
     Gross unrealized depreciation                             (71,123)
                                                           -----------
     Net unrealized appreciation                           $    72,404
                                                           -----------
                                                           -----------
     Undistributed ordinary income                         $        --
     Undistributed long-term gain                                   --
                                                           -----------
     Total distributable earnings                          $        --
                                                           -----------
                                                           -----------
     Other accumulated losses                               (5,150,916)
                                                           -----------
     Total accumulated losses                              $(5,078,512)
                                                           -----------
                                                           -----------

     The primary difference between the cost amount for book purposes and tax purposes is due to deferred wash sale losses.

     The capital loss carryovers as of October 31, 2005 are as follows:

                                            Capital Loss
              Net Capital                    Carryover
             Loss Carryover                  Expiration
             --------------                 ------------
                 $176,200                    10/31/2009
               $2,678,942                    10/31/2010
               $2,080,906                    10/31/2011
                 $214,868                    10/31/2012

     The Fund made no distributions during the fiscal years ended October 31, 2005 and 2004.

6.   CREDIT FACILITY

     U.S. Bank, N.A. (the "Bank") has made available to the Fund a $0.8 million line of credit pursuant to a Loan and Security Agreement ("Agreement") dated February 1, 2001 for the purpose of purchasing portfolio securities. For the year ended October 31, 2005, the interest rate on the outstanding principal amount was the Bank's Prime Rate minus 1.50% (weighted average rate of 4.02% during the year ended October 31, 2005). Advances are collateralized by a first lien against the Fund's assets. During the year ended October 31, 2005, the Fund had an outstanding average daily balance of $574,507. The maximum amount outstanding during the year ended October 31, 2005, was $3,029,000. Interest expense amounted to $23,139 for the year ended October 31, 2005. At October 31, 2005, the Fund had a loan payable balance of $195,000.

7.   INVESTMENT ADVISOR

     The Fund has an agreement with the Advisor, with whom certain officers and directors of the Fund are affiliated, to furnish investment advisory services to the Fund (the "Agreement"). Under the terms of this agreement, the Advisor is compensated at an annual rate of 0.90% of the average daily net assets of the Fund. The Advisor may from time to time voluntarily waive a portion of its management fee and/or reimburse certain Fund expenses. In fiscal year 2005, the Advisor did not voluntarily waive any Fund expenses. From March 1, 2002 to February 28, 2003, the Advisor voluntarily agreed to limit Fund expenses to 1.75% and 2.40% (Expense Limitation Caps) for Class A and Class C, respectively. The Advisor may recover from the Fund the expenses waived or reimbursed during prior periods where the Advisor was contractually obligated to cap the Fund's expenses for the three previous years, as long as the recovery does not cause the Fund to exceed such Expense Cap Limitations.

     Waived/reimbursed expenses subject to potential recovery by year of expiration are as follows:

                                             AMOUNT OF
           YEAR OF EXPIRATION            POTENTIAL RECOVERY
           ------------------            ------------------
               10/31/2006                     $52,947

     The Advisor did not recover any previously waived or reimbursed expenses in fiscal 2005.

8.   SERVICE AND DISTRIBUTION PLAN

     The Fund has adopted Service and Distribution Plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. The Plans authorize payments by the Fund in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Directors, of up to 0.35% of the Fund's average daily net assets for the Class A shares and up to 1.00% for the Class C shares. The currently approved rate is 0.35% and 1.00% of average daily net assets for the Class A and Class C shares, respectively. Amounts paid under the Plans by the Fund may be spent by the Fund on any activities or expenses primarily intended to result in the sale of shares of the Fund, including but not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. The Fund incurred $11,649 for the Class A Shares and $9,714 for the Class C Shares pursuant to the Plans for the year ended October 31, 2005.

9.   SUBSEQUENT EVENT

     On December 5, 2005, the Board of Directors approved a plan to liquidate and dissolve the Fund. The liquidation of the Fund's assets will commence effective as of the close of business on February 13, 2006. As soon as practicable after liquidation, shareholders of the Fund will receive a distribution equal to their proportionate interest in the Fund's net assets.

GRAND PRIX MIDCAP FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board
of Directors of Grand Prix Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of Grand Prix MidCap Fund, one of the series constituting Grand Prix Funds, Inc. (the "Company"), including the schedule of investments, as of October 31, 2005, and the related statement of operations, statement of cash flows, statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The Company's financial statements and financial highlights for the periods ended prior to October 31, 2005 were audited by other auditors whose report, dated December 10, 2004, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Company as of October 31, 2005, the results of its operations, cash flows, changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 9 to the financial statements, on December 5, 2005, the Company's Board of Directors approved a plan of liquidation.

/s/Deloitte & Touche LLP

Milwaukee, WI
December 27, 2005

GRAND PRIX MIDCAP FUND
ADDITIONAL INFORMATION (UNAUDITED)

PROXY VOTING

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available by calling toll free 1-800-307-4880 or on the SEC website at http://www.sec.gov.

PROXY VOTING RECORD

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge by calling 1-800-307-4880 or on the SEC website at http://www.sec.gov.

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On April 21, 2005, Ernst & Young LLP ("E&Y") notified the Fund of its intention to resign as the Fund's independent registered public accounting firm. The Board of Directors has selected Deloitte & Touche LLP to serve as the Fund's independent registered public accounting firm for the Fund's fiscal year ending October 31, 2005. The decision to select Deloitte & Touche was recommended by the Audit Committee and was approved by the entire Board of Directors on September 29, 2005.

The selection of Deloitte & Touche LLP does not reflect any disagreements or dissatisfaction of the Fund or the Board of Directors with the performance of the Fund's prior auditor. During the two most recently completed years, E&Y's audit reports contained no adverse opinion or disclaimer of opinion; nor were its reports qualified as to uncertainty, audit scope or accounting principles. Further, there were no disagreements between the Fund and E&Y on any matter of accounting principles or practices, financial statement disclosures or auditing scope or procedure, which, if not resolved to the satisfaction of E&Y, would have caused it to reference the disagreement in its reports.

CONSIDERATION OF RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT

Due to the adoption of a plan of liquidation and dissolution for the Fund, the Board of Directors did not consider the renewal of the investment management agreement. Effective December 15, 2005, all of the Fund's assets were invested in cash equivalent securities.

GRAND PRIX MIDCAP FUND
ADDITIONAL INFORMATION

INFORMATION ABOUT DIRECTORS AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors and Officers of the Fund is set forth below. The SAI includes additional information about the Fund's Directors and Officers and is available, without charge, upon request by calling 1-800-307-4880.

                                                                                                       # of
                                   Term of                                                             Portfolios in  Other
                     Position(s)   Office and                                                          Fund Complex   Directorships
Name, Address        Held with     Length of    Principal Occupation                                   Overseen by    Held by
and Age              the Fund      Time Served  During Past Five Years                                 Director       Director
-------------        -----------   -----------  ----------------------                                 -------------  -------------
Robert Zuccaro*<F43> President     Since 1997   Mr. Zuccaro is the President of the Advisor and is a         2        None
15 River Road,       and                        Chartered Financial Analyst.  Prior to founding the
Suite 220            Director                   Advisor in 1983, Mr. Zuccaro spent six years with
Wilton, CT  06897                               Axe-Houghton where he was President and a Director
Age: 62                                         of Axe-Houghton Stock Fund and Vice President and
                                                Director of Portfolio Management of E.W. Axe & Co.

Edward F. Ronan, Jr. Independent   Since 1997   Mr. Ronan is a Certified Public Accountant and since         2        None
30 Main Street       Director                   1984, has been a member of Actis-Grande, Ronan &
Danbury, CT  06810                              Company, LLC, a certified public accounting firm.
Age: 52                                         Mr. Ronan served as a director of Q.E.P. Co., Inc., a
                                                tool manufacturer and distributor, from 1993 to 1998.

Dennis K. Waldman    Independent   Since 1997   Since 2000, Mr. Waldman has been engaged in residential      2        None
62 Windsor Road      Director                   real estate development and management.  From 1994 to
Waban, MA  02468                                2000, Mr. Waldman served as Vice-President of Sales for
Age: 50                                         eStar Communications, a developer of communications
                                                software, prior to which time, Mr. Waldman worked at
                                                ITS as Vice-President of Sales.  From 1992 - 1994, Mr.
                                                Waldman was a sales representative at Tartan where he
                                                was involved in engineering sales.

John W. Tarleton     Chief         Since 2004   Mr. Tarleton is Head Trader for the Advisor since April 2004
15 River Road,       Compliance                 and Chief Compliance Officer for the Fund.  Mr. Tarleton
Suite 220            Officer                    was an Associate Director - Trading/Execution Specialist
Wilton, CT  06897                               at UBS International Inc. from July 2002 to December
Age: 40                                         2003.  From January 2001 to December 2001, Mr. Tarleton
                                                served as a portfolio trader for Worldco Financial Services,
                                                LLC.  Prior to January 2001, Mr. Tarleton worked
                                                as the Director of Equity Trading for Nathan & Lewis
                                                Securities, Inc. from January 1994 to December 2000.

*<F43> Denotes a director who is an "interested person" as that term is defined in Section 2 (a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act"). Mr. Zuccaro is considered an interested person because of his affiliation with the Advisor.

GRAND PRIX FUNDS
P.O. BOX 701
MILWAUKEE, WI 53201

FUND INFORMATION         800 307-4880
ACCOUNT INFORMATION      800 432-4741

WWW.GRANDPRIXFUNDS.COM

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report may be distributed to others only if preceded or accompanied by a current prospectus. The Grand Prix MidCap Fund is distributed by T.O. Richardson Securities, Inc., a member of the NASD.

ITEM 2. CODE OF ETHICS.
-----------------------

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. The Registrant has not made any amendments to its code of ethics during the period covered by this report. The Registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. The Registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the Registrant at 1-800-307-4880.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

The Registrant's board of directors has determined that there is at least one audit committee financial expert serving on its audit committee. Edward F. Ronan, Jr. is the "audit committee financial expert" and is considered to be "independent" as each term is defined in Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

The Registrant has engaged its principal accountant to perform audit services, audit-related services and tax services. "Audit services" refer to performing an audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "Other services" provided by the principal accountant during the past two fiscal years. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees and tax fees by the principal accountant.

                              FYE  10/31/05        FYE  10/31/04
                              -------------        -------------
       Audit Fees             $37,500              $32,000
       Audit-Related Fees     $0                   $0
       Tax Fees               $7,000               $8,000
       All Other Fees         $0                   $0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the Registrant, including services provided to any entity affiliated with the Registrant. All of the principal accountant's hours spent on auditing the Registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed by the Registrant's accountant for services to the Registrant and to the Registrant's investment adviser for the last two years.

     Non-Audit Related Fees              FYE  10/31/2005      FYE  10/31/2004
     ----------------------              ---------------      ---------------
     Registrant                          $7,000               $8,000
     Registrant's Investment Adviser     $0                   $0

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule I-Investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
-------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

The Registrant has no procedures by which shareholders may recommend nominees to the Registrant's board of directors.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

(a) Based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing date of this Form N-CSR, the Registrant's President and Treasurer has concluded that the disclosure controls and procedures are effective.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
-----------------

(a) (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Incorporated by reference to the Registrant's Form N-CSR filed January 9, 2004.

     (2) Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Grand Prix Funds, Inc.
                   ------------------------------------

     By (Signature and Title) /s/Robert Zuccaro
                              -------------------------
                              Robert Zuccaro, President

     Date  1-5-06
           ----------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title) /s/Robert Zuccaro
                              -------------------------
                              Robert Zuccaro, President
     Date  1-5-06
           ----------------------------------

     By (Signature and Title) /s/Robert Zuccaro
                              -------------------------
                              Robert Zuccaro, Treasurer

     Date  1-5-06
           ----------------------------------